QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                        -------------------------------

                      Date of reporting period: 11/30/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Fund;
Genomics Fund;
New Market Fund; and
Third Millennium Russia Fund

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2005
                                   (unaudited)


Number of                           % of        Market
Shares      Security Description    Portfolio    Value
----------  --------------------   ----------  -------


           BANKING:               16.16%

 133,000   Banco De Santander ADR            $1,687,770
  52,000   Bank America                       2,386,280
  50,000   Danske Bank AS Ord                 1,612,500
  41,000   DBS Group Holdings ADR             1,590,800
  30,000   HSBC Holdings ADR                  2,398,200
           National Australia
  20,600   Bank ADR                           2,465,820
  43,000   State Street Corp.                 2,480,670
  39,600   Wachovia Corp                      2,114,640
  38,300   Wells Fargo & Co.                  2,407,155
                                            ------------
                                             19,143,835
                                            ------------
           BEVERAGES:              3.52%
  46,000   Pepsico Inc.                       2,723,200
  33,000   Anheuser Busch Cos.                1,443,420
                                            ------------
                                              4,166,620
                                            ------------

           COMPUTER AND
           PERIPHERALS:            2.81%
 102,000   Cisco Systems, Inc.                1,789,080
  51,000   Dell Computer                      1,538,160
                                            ------------
                                              3,327,240
                                            ------------
           COMPUTER                5.71%
           SOFTWARE/SERVICES:
  64,000   1st Data Corp                      2,769,280
  87,200   Microsoft Corp.                    2,416,312
  35,000   SAP ADR                            1,580,250
                                            ------------
                                              6,765,842
                                            ------------
           DRUG AND MEDICAL:       9.81%
  57,800   Abbott Laboratories                2,179,638
  34,300   Amgen, Inc.                        2,775,899
  42,000   Johnson & Johnson                  2,593,500
  46,100   Medtronic Inc.                     2,561,777
           Pfizer
  71,225   Inc.                               1,509,970
                                            ------------
                                             11,620,784
                                            ------------
           ELECTRONICS/EQUIPMENT:  8.74%
  34,100   Canon Inc. ADR                     1,918,807
  38,400   Emerson Electric Co.               2,903,424
  77,000   General Electric Corp.             2,750,440
  40,000   Johnson Controls Inc.              2,778,000
                                            ------------
                                             10,350,671
                                            ------------

           FOOD:                   7.32%
  25,000   Diageo PLC ADR                     1,453,750
  35,600   Nestle S.A. ADR                    2,640,096
  61,000   Sysco Corp.                        1,971,520
  38,000   William Wrigley Jr. Company        2,606,420
                                            ------------
                                              8,671,786
                                            ------------
           HOUSEHOLD:              3.84%

   7,400   Kao Corporation ADR                1,744,032
  49,000   Proctor & Gamble                   2,802,310
                                            ------------
                                              4,546,342
                                            ------------
           INSURANCE:              1.71%

  30,200  American International
             Group, Inc.                      2,027,628
                                            ------------

           MANUFACTURING:          4.04%

  51,600   Du Pont EI                         2,205,900
  48,000   United Technologies                2,584,320
                                            ------------
                                              4,790,220
                                            ------------

           MATERIALS:              2.04%
  75,000   BHP Billiton LTD ADR               2,412,750
                                            ------------


           OIL:                    7.52%
  28,600   BP PLC ADR                         1,883,024
  35,000   Conocophillips                     2,117,850
  30,400   Schlumberger Ltd.                  2,910,192
  16,000   Total Fina ADR                     1,995,040
                                            ------------
                                              8,906,106
                                            ------------
           RETAIL:                 9.03%
  73,800   Avon Products                      2,018,430
  40,000   Bed Bath & Beyond                  1,706,400
  60,000   Costco Wholesale                   2,998,800
  56,700   Home Depot Inc.                    2,368,926
  33,000   Walmart                            1,602,480
                                            ------------
                                             10,695,036
                                            ------------
           SEMI-CONDUCTORS:        2.07%
  92,000   Intel Corp.                        2,454,560
                                            ------------

           SPECIALTY CHEMICALS:    2.19%
  33,000   3M Company                         2,589,840
                                            ------------

           TELECOMMUNICATIONS:     3.61%
 103,000   China Telecom LTD ADR              2,522,470
  37,000   Hutchison Whampoa                  1,756,020
                                            ------------
                                              4,278,490
                                            ------------
           TRANSPORTATION:         5.20%
  28,000   Fedex Corporation                  2,733,360
  24,000   Harley-Davidson                    1,292,640
  22,050   Toyota Motor ADR                   2,133,338
                                            ------------
                                              6,159,338
                                            ------------

           UTILITIES:              3.94%
  67,000   EON AG ADR                         2,120,550
  60,000   FPL Group                          2,543,400
                                            ------------
                                              4,663,950
                                            ------------



           Total Securities       99.26%    117,571,038
           Cash and Cash
           equivalents             0.74%        873,248
                                 --------   ------------
           Total Portfolio       100.00%   $ 118,444,286
                                 ========   ============

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2005
                                   (unaudited)


Number of                                  % of      Market
 Shares    Security Description           Portfolio  Value
---------- ----------------------------   ---------  -----------

           BIOPHARMACEUTICALS &
           BIOTHERAPEUTICS:                  20.30%
           (companies with FDA approved
           products)


    3,400  Celegene Corp.                         $  207,128
    3,600  Genentech, Inc.                           344,232
    5,300  Gilead Scineces Inc.                      268,657
    8,000  Protein Design Labs                       222,800
   10,700  Telik,  Inc.                              179,546
                                                   -----------

                                                   1,222,363
                                                   -----------

           BIOPHARMACEUTICALS &              34.75%
           BIOTHERAPEUTICS:
           (companies with products in
           clinical development)


   22,200  Alnylam Pharmaceuticals Inc.              278,832
    2,400  AmgenInc.                                 194,232
   20,400  Atherogenics Inc.                         305,796
   32,400  Cell Genesys, Inc.                        188,568
    8,600  CV Therapeutics Inc.                      212,678
   50,000  DeCode Genetics Inc.                      415,000
   17,600  Human Genome Sciences                     162,800
   36,200  ISIS Pharmaceuticals                      183,534
   16,000  Neopharm, Inc.                            151,040
                                                   -----------
                                                   2,092,480
                                                   -----------

              BIOINFORMATICS AND ANALYSIS    26.61%
                     TECHNOLOGIES:

    5,000  Affymetrix, Inc.                          246,200
    5,900  Charles River Laboratories                268,804
    3,800  Covance, Inc.                             180,652
    6,300  Digene Corporation                        172,746
   18,000  Exelixis Inc.                             145,440
    3,500  Fisher Scientific                         225,680
   45,000  Sonus Pharmaceutical                      197,550
    6,700  Ventiv Health                             165,222
                                                   -----------
                                                   1,602,294
                                                   -----------


           Total Securities          81.66%        4,917,137
           Cash and Cash
           equivalents               18.34%        1,104,977
                                   -------        -----------
           Total Portfolio          100.00%        6,022,114
                                   =======        ===========

                                 NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2005
                                   (unaudited)



Number of                              % of          Market
Shares          Security Description    Portfolio     Value
-----------  -----------------------   ---------   --------

             COMPUTERS & SERVICES:    5.38%

      3,200  Dell Computer                           96,512
     11,000  Microsfoft Corp.                       304,810
                                               ------------
                                                    401,322
                                               ------------

             CONSUMER GOODS:          4.30%

      8,300  Cadbury Schweppes-Spons ADR            320,214
                                               ------------

             ENERGY:                  7.58%

      3,400  Chevrontexaco Corp.                    194,854
      2,200  Dominion Resources                     167,090
      3,500  Exxon Mobil Corp.                      203,105
                                               ------------
                                                    565,049
                                               ------------

             FINANCIALS:             10.38%

      5,000  American Express Co.                   257,100
      3,500  Capital One Financial                  290,710
      3,600  Wells Fargo Co.                        226,260
                                               ------------
                                                    774,070
                                               ------------

             INSURANCE:              16.68%

        190  Berkshire Hathaway Inc-Class B         561,450
      1,000  Markel Corp.*                          317,250
        600  White Mountains Insurance              365,040
                                               ------------
                                                  1,243,740
                                               ------------
             MANUFACTURING:          22.55%

       5,000  Altria Group Inc.                     363,950
       4,500  Anheuser Busch Companies              196,830
       4,500  British American  Tobacco             196,650
       7,000  Coca Cola                             298,830
       9,700  General Electric                      346,484
       4,875  Proctor & Gamble Co.                  278,801
                                               ------------
                                                  1,681,545
                                               ------------

             MEDICAL:                12.35%

       5,800  Johnson & Johnson                     358,150
       7,500  Novartis Ag                           393,000
       8,000  Pfizer Inc.                           169,600
                                               ------------
                                                    920,750
                                               ------------

             REIT:                    4.74%

     15,800  United Dominion Realty Trust           353,762
                                               ------------

             RETAIL:                  4.58%

      4,484  CarMax Inc.                            122,951
      4,500  Walmart                                218,520
                                               ------------
                                                    341,471
                                               ------------

             TECHNOLOGY:              5.86%

     12,000  Cisco                                  210,480
      8,500  Intel Corp.                            226,780
                                               ------------
                                                    437,260
                                               ------------

             TRANSPORT SERVICES:      4.71%

      3,600  Fedex Corp.                            351,432
                                               ------------



             Total Securities         99.11%      7,390,615
             Cash and Cash
             equivalents               0.89%         66,161
                                   ---------   ------------
             TOTAL INVESTMENTS      100.00%     $ 7,456,776
                                   =========   ============

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                November 30, 2005
                                   (unaudited)


 Number of                                   % of        Market
  Shares    Security Description           Portfolio     Value
--------------------------------------------           -----------

            AGRICULTURE:                      14.99%
          5 Acron                                      $  675,000
    500,000 Dniproazot ADR                                 60,000
 90,000,000 Dniproazot                                    540,000
    279,736 Nevinnomyssky Azot                            237,776
    172,000 Stirol GDR                                  4,967,360
  5,930,000 Uralkaliy                                   6,463,700
                                                       -----------

                                                       12,943,836
                                                       -----------

            CELLULAR TELECOMMUNICATION:        6.76%
     56,000 Mobile Telesystems ADR                      1,986,320
     25,000 Mobile Telesystems                            178,000
     81,000 Vimpel Communications ADR                   3,671,730
                                                       -----------
                                                        5,836,050
                                                       -----------

            CONSUMER:                          6.53%
     25,676 Kalina Concern GDR                            951,296
     38,206 Kalina Rts                                  1,436,546
     58,500 Pyaterochka Holdings GDR                    1,344,915
     76,250 RBC Information System ADR                  1,906,250
                                                       -----------
                                                        5,639,007
                                                       -----------

            FINANCIAL:                         5.11%
      1,000 Sberbank RF                                 1,100,000
     30,000 Sberbank RF GDR                             3,315,000
                                                       -----------
                                                        4,415,000
                                                       -----------

            GAS DISTRIBUTION:                 12.14%
     15,000 Novatek OAO Spon GDR                          337,500
      2,000 Novatek OAO                                 4,500,000
     80,000 RAO Gazprom ADR                             5,640,000
                                                       -----------
                                                       10,477,500
                                                       -----------


            NATURAL RESOURCES:                 3.64%
      1,253 Lebedinsky Mining                             225,540
     19,000 Verkhanaya Salda Metal                      2,916,500
                                                       -----------
                                                        3,142,040
                                                       -----------

            OIL DISTRIBUTION:                 20.81%
    500,000 Caspian Services Inc.                       2,025,000
    596,250 Dragon Oil PLC                              1,609,534
      2,000 Komsomoisk Oil                                282,000
    124,000 Lukoil ADR                                  7,068,000
     59,500 Purneftegas                                 1,969,450
     10,000 Surgutneftegaz                                850,000
     67,000 Surgutneftegaz ADR                          3,467,250
    300,000 Ufaneftekhim                                  690,000
                                                       -----------
                                                       17,961,234
                                                       -----------

            OIL PRODUCTION:                    6.90%
    183,554 Teton Petroleum Co.                           996,698
    790,000 Tyumen Oil Company                          4,961,200
                                                       -----------
                                                        5,957,898
                                                       -----------

            STEEL:                             4.88%
  1,141,040 Novolipetsk Ferrous Metal                   1,608,866
      7,750 Seversky Tube Works ADR                       864,125
     35,000 Severstal GDR                               1,608,250
      1,900 Sinarsky Tube Works                           129,770
                                                       -----------
                                                        4,211,011
                                                       -----------

            TRANSPORTATION:                    5.09%
      8,800 Aeroflot GDR                                1,122,000
    100,000 Amtel Vredestein                            1,275,000
     50,000 Far Eastern Shipping GDR                      717,500
     33,333 IKRUT Sponsored ADR                           640,494
  1,000,000 IRKUT                                         640,500
                                                       -----------
                                                        4,395,494
                                                       -----------

            UTILITIES:                         1.91%
    195,500 Slavutich Pivzavod                            262,752
     33,990 Unified Energy System ADR                   1,388,492
                                                       -----------
                                                        1,651,244
                                                       -----------

            WIRELINE TELECOMMUNICATION:        4.01%
     10,000 Sibertelecom ADR                              500,800
    160,000 Uralsvyasinform ADR                         1,148,800
    247,000 Volgatelecom ADR                            1,808,040
                                                       -----------
                                                        3,457,640
                                                       -----------


            Total Securities                  92.77%   80,087,954
            Cash and cash equivalents          7.23%    6,244,167
                                           ----------  -----------
            Total Portfolio                  100.00%  $86,332,121
                                           ==========  ===========

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the applicable Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: January 27, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: January 27, 2006
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: January 27, 2006
      ------------------------------------